Intangible Assets, Net (Details) - Schedule of Estimated Amortization Expenses for the Intangible Assets - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Estimated Amortization Expenses for the Intangible Assets [Abstract]
2023	¥ 85	$ 11
2024	70	10
2025	70	10
2026	61	10
Amortization expenses for intangible assets	¥ 286	$ 41